Transactions with Affiliates and Owners	9 Months Ended
Sep. 30, 2012
Transactions with Affiliates and Owners
(5)	Transactions with Affiliates and Owners

Amounts due from affiliates, net generally result from cash advances and the payment of affiliated companies’ administrative expenses by the Company on behalf of such affiliates. Balances are generally paid within 30 days.

Management fees, including acquisition fees and sales commissions for the three and nine months ended September 30, 2012 and 2011 were as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011
Fees from affiliated owners	$976	$1,188	$4,000	$3,554
Fees from unaffiliated owners	4,710	5,715	14,793	17,688

Fees from owners	5,686	6,903	18,793	21,242
Other fees	509	494	1,496	1,454

Total management fees	$6,195	$7,397	$20,289	$22,696

Due to owners, net represents lease rentals collected on behalf of and payable to Owners, net of direct expenses and management fees receivable. Due to owners, net at September 30, 2012 and December 31, 2011 consisted of the following:

	September 30,	December 31,
	2012	2011
Affiliated owners	$2,315	$919
Unaffiliated owners	14,461	14,893

Total due to owners, net	$16,776	$15,812